Debts_The Details Of Repurchase Agreements And Others (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 10,676,219	₩ 8,825,564
Individuals, Groups and Corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 10,666,315	8,815,027
Individuals, Groups and Corporations | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	1.19%
Individuals, Groups and Corporations | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	2.22%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Repurchase Agreements And Others	₩ 9,904	₩ 10,537
Counter sale | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	0.40%
Counter sale | Top Of Range Member [Member]
Disclosure Of Detailed Information About Repurchase Agreements And Others Line Items [Line Items]
Annual interest rate	1.00%